Taxes - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended						3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Favorable Impact on Effective Tax Rate If Recognized	Dec. 31, 2011 Favorable Impact on Effective Tax Rate If Recognized	Dec. 31, 2010 Favorable Impact on Effective Tax Rate If Recognized	Mar. 31, 2010 Medicare Part D
Taxes [Line Items]
Effective income tax rate	(6.70%)	2.70%	19.40%
Health Care Act one time tax, rounded							$ 1.0
Undistributed earnings of our foreign subsidiaries	1.8
Net tax loss and credit carry forwards (tax effected)	4.6
Net tax loss and credit carry forwards (tax effected), portion that will expire between 2013 and 2032	4.0
Operating loss carry forwards amount	0.6
Reduction of net tax loss and credit carryforwards reflected as a deferred tax asset	0.1	0.1
Increase (decrease) in valuation allowance	(0.3)
Unrecognized tax benefits, that if recognized, would favorably affect the effective income tax rate				$ 2.1	$ 2.2	$ 2.1